BALANCE SHEET DETAILS (Details 2) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 IPTV divestiture	Dec. 31, 2012 iTV deconsolidation	Dec. 31, 2011 Leasehold improvements	Dec. 31, 2013 Leasehold improvements	Dec. 31, 2012 Leasehold improvements	Dec. 31, 2013 Leasehold improvements Hangzhou facility	Dec. 31, 2013 Automobiles	Dec. 31, 2012 Automobiles	Dec. 31, 2013 Software	Dec. 31, 2012 Software	Dec. 31, 2013 Computer, Equipment and Furniture	Dec. 31, 2012 Computer, Equipment and Furniture	Dec. 31, 2013 Others	Dec. 31, 2012 Others
Property, plant and equipment, net:
Total	$ 68,507,000	$ 110,916,000				$ 6,009,000	$ 9,992,000		$ 2,129,000	$ 2,055,000	$ 7,191,000	$ 28,542,000	$ 53,085,000	$ 69,523,000	$ 93,000	$ 804,000
Less: accumulated depreciation	(63,736,000)	(102,050,000)
Total Property, plant and equipment, net	4,771,000	8,866,000
Derecognized amount of property, plant and equipment			9,100,000	2,000,000
Accumulated depreciation related to derecognized amount of property, plant and equipment			8,200,000	600,000
Write off of fully depreciated property, plant and equipment	41,700,000	41,700,000
Accelerated depreciation								300,000
Accumulated depreciation related to write off of fully depreciated property, plant and equipment	43,400,000	45,200,000
Accelerated amortization due to early termination	$ 41,700,000				$ 0			$ 1,700,000